OPERATING REVENUES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Non- lease	$ 220,617
Capitalized contract assets	10,100
Capitalized contract cost, accumulated amortization	8,200
Capitalized contract assets, remaining balance	1,900
Capitalized contract assets, amortization	3,200
Revenue recognized that was deferred	20,000
Credit loss allowance	100	$ 100
Capitalized contract assets, impairment loss			$ 0
Total operating revenues	581,849	433,755
Other operating income (expenses), net	(413)	3,559
Capesize Chartering Ltd ("CCL")
Disaggregation of Revenue [Line Items]
Total operating revenues	0	198,700
Supramax Vessels
Disaggregation of Revenue [Line Items]
Operating lease revenues	0	10,000
Demurrage Revenue
Disaggregation of Revenue [Line Items]
Non- lease	14,500	$ 17,400
Ongoing Voyages
Disaggregation of Revenue [Line Items]
Total deferred charter revenue	$ 9,600